Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Weighted-average remaining lease term	2 years
Weighted-average discount rate	3.56%
Operating lease cost	¥ 1,170	¥ 714
Amortization expenses of right-of-use assets	1,118
Interest expenses of lease liabilities	¥ 52